Share-based payment - Stock Options Rollforward (Details)	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Outstanding at beginning of period | shares	8,472,827	5,075,734	2,343,085
Granted (in shares) | shares	4,076,982	3,634,183	2,796,820
Exercised (in shares) | shares	(514,410)	(237,090)	(64,171)
Forfeited (in shares) | shares	(1,119,313)	0	0
Options exercisable (in shares) | shares	5,447,405	4,349,921	1,195,929
Outstanding at end of period | shares	10,916,086	8,472,827	5,075,734
Weighted-average exercise price, beginning of year (in GBP per share)	£ 1.16	£ 1.40	£ 1.22
Weighted average exercise price, options granted (in GBP per share)	3.14	0.84	1.57
Weighted average exercise price, options exercised (in GBP per share)	1.52	1.98	1.20
Weighted average exercise price, options forfeited (in GBP per share)	1.88	0	0
Weighted average exercise price of, options exercisable (in GBP per share)	0.98	0.93	1.26
Weighted-average exercise price, end of year (in GBP per share)	£ 1.81	£ 1.16	£ 1.40
Weighted average remaining contractual life of options excisable	7 years 5 months 15 days	8 years 4 months 2 days	7 years 11 months 1 day
Weighted average remaining contractual life of outstanding share options	8 years 4 months 17 days	8 years 6 months 18 days	8 years 9 months 10 days
Weighted average stock price of share options exercised in share-based payment arrangement	£ 2.88	£ 2.81	£ 1.56